SHARE-BASED COMPENSATION - Summary of Option Activity under ESOP (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Number of options, Beginning balance	33,912,696	36,055,258	25,946,770
Number of options, Granted	42,906		13,613,000
Number of options, Exercised	(1,221,920)	(1,285,640)	(1,817,288)
Number of options, Forfeited	(262,902)	(856,922)	(1,687,224)
Number of options, Ending balance	32,470,780	33,912,696	36,055,258
Weighted average exercise price, Beginning balance	¥ 2	¥ 2	¥ 8
Weighted average exercise price, Granted	2		5
Weighted average exercise price, Exercised	2	2	4
Weighted average exercise price, Forfeited	2	2	6
Weighted average exercise price, Ending balance	2	2	2
Weighted average grant date fair value, Beginning balance	20	20	25
Weighted average grant date fair value, Granted	18		10
Weighted average grant date fair value, Exercised	21	22	25
Weighted average grant date fair value, Forfeited	13	9	20
Weighted average grant date fair value, Ending balance	¥ 20	¥ 20	¥ 20
Aggregate Intrinsic Value, Exercised	¥ 7,411,428	¥ 2,708,085	¥ 5,086,872
Vested or expected to vest, Number of options	32,298,296
Vested or expected to vest, Weighted average exercise price	¥ 2
Vested or expected to vest , Aggregate Intrinsic Value	¥ 449,089,608
Exercisable, Number of options	30,345,598
Exercisable, Weighted average exercise price	¥ 2
Exercisable, Aggregate Intrinsic Value	¥ 421,938,443